Notes to the Consolidated Financial Statements - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net loss for the year	$ (1,479,000)	$ (9,211,000)
Items not involving cash:
Depreciation	907	503
Stock based compensation expense	1,167	3,223
Deferred tax recovery (note 25)	679,000	0
Premium on purchase of SEJ (note 17)	495	0
Net finance charges	2,474	3,033
Cash and cash equivalents provided by (used in) operating activities	2,885	(2,452)
Net changes in working capital (note 18)	(7,741)	(6,373)
Cash and cash equivalents used in operating activities	(4,856)	(8,825)
Investing activities
Purchase of property, plant and equipment	(505)	(203)
Change in long-term deposit	(398)	(9)
Cash and cash equivalents (used in) investing activities	(903)	(212)
Financing activities
Issuance of shares	7,167	780
Issuance of warrants	3,259	0
Exercise of options	21	27
Exercise of warrants	3,004	0
Proceeds from working capital facilities (note 12a)	35,727	21,522
Repayment of working capital facilities (note 12a)	(34,184)	(11,435)
Repayment of Vendor Take Back loan (note 14)	(750)	(150)
Repayment of Promissory Note (note 12b)	(4,363)	0
Repayment of Promissory Note (note 14)	(582)	0
Lease payments	(707)	(744)
Interest and financing fees	(2,391)	(2,114)
Cash and cash equivalents from (used in) financing activities	6,201	7,886
Increase (Decrease) in cash and cash equivalents	442	(1,151)
Effect of movements in exchange rates on cash held	(36)	(2,425)
Cash and cash equivalents, beginning of year	626	4,202
Cash and cash equivalents, end of year	1,032	626
Supplemental cash flow disclosures:
Income tax paid	0	0
Interest paid	$ 2,089	$ 2,308